Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (5,520)	$ (3,715)
Adjustments required to reconcile net loss to net cash used in operating activities
Depreciation	27	48
Accrued interest on deposits	(134)	(7)
Share-based compensation expenses	953	427
Provision for inventory write-off	67	175
Changes in operating assets and liabilities items:
Decrease in inventory	123	123
Decrease in accounts receivables	37
Decrease (increase) in governmental grants receivables	(28)	17
Decrease in other receivables and prepaid expenses	143	189
Decrease in advance payments	(35)	(72)
Increase (decrease) in accounts payable	54	(64)
Increase in accrued payroll and other employment related accruals	149	138
Decrease in accrued expenses	(8)	(226)
Net cash used in operating activities	(4,172)	(2,967)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(108)	(7)
Investments in short-term deposits	(11,345)	(2,876)	[1]
Maturities of short-term deposits	5,238	2,354	[1]
Net cash used in investing activities	(6,215)	(529)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of convertible promissory note		(770)
Proceeds from issuance of ordinary shares associated with best-efforts offering		2,200
Proceeds from issuance of ordinary shares under inducement offer letter agreement	4,564	1,041
Net cash provided by financing activities	4,564	2,471
NET DECREASE IN CASH AND CASH EQUIVALENTS	(5,823)	(1,025)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	6,500	3,089
CASH AND CASH EQUIVALENTS AT END OF PERIOD	677	2,064
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest received from deposits	$ 389	$ 77

[1]	Reclassified